Note 6 - Goodwill and Intangible Assets (Details) - Future Amortization Expense (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Note 6 - Goodwill and Intangible Assets (Details) - Future Amortization Expense [Line Items]
Total	$ 116	$ 156
Core Deposits [Member]
Note 6 - Goodwill and Intangible Assets (Details) - Future Amortization Expense [Line Items]
2015	40,000
2016	40,000
2017	36,000
Total	$ 116,000